RELATED PARTY TRANSACTIONS - Director Services Agreement (Details) - USD ($)								3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Apr. 04, 2023	Apr. 01, 2023	Mar. 21, 2023	Feb. 06, 2023	Aug. 26, 2022	Oct. 15, 2021	Mar. 21, 2021	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 07, 2023
RELATED PARTY TRANSACTIONS
Share-Based Payment Arrangement, Expense								$ 25,044,000	$ 10,973,000			$ 37,398,000	$ 31,021,000	$ 38,557,000	$ 55,215,000
Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
Compensation expense related to retention bonus														50,000	50,000
Merger Agreement | Better HoldCo, Inc. | Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
Maximum transaction expenses to be reimbursed					$ 15,000,000											$ 2,500,000
Minimum number of days from amendment date with in which payment should made					5 days
Proceeds from transaction expenses reimbursed	$ 3,750,000			$ 3,750,000	$ 7,500,000
Subsequent event | Merger Agreement | Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
Proceeds from transaction expenses reimbursed				$ 3,750,000
Subsequent event | Merger Agreement | Better HoldCo, Inc. | Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
Proceeds from transaction expenses reimbursed		$ 3,750,000
Ms. Harding, CFO
RELATED PARTY TRANSACTIONS
Incremental hourly fee														500
Ms. Harding, CFO | Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
Incremental hourly fee										$ 500
Expenses per month										10,000				10,000
Expenses per year										15,000				15,000
Share-Based Payment Arrangement, Expense			$ 75,000				$ 50,000
Ms. Harding, CFO | Forecast | Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
Share-Based Payment Arrangement, Expense			$ 75,000
Director Services Agreement | Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
Annual payments						$ 50,000
Incremental hourly fee						$ 500
Accrued services expenses										300,000				87,875	100,000
Services expenses										$ 492,500	$ 117,500			$ 222,875	$ 390,000